Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended						2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 03, 2016	Apr. 11, 2016	Mar. 07, 2016	Jan. 29, 2016	Sep. 28, 2015	May 18, 2015	Dec. 08, 2014	Jul. 09, 2014	Jun. 23, 2014	May 24, 2013	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value											$ 0.001							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized				92,000,000							300,000,000							300,000,000		300,000,000		300,000,000	300,000,000
Preferred stock, par value											$ 0.001											$ 0.001	$ 0.001
Preferred stock, shares authorized											10,000,000							10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, shares issued											0											0
Number of Shares issued																						6,923,076
Gross proceeds from issuance of preferred stock																				$ 5,819
Pricing model																				Black-Scholes
Cash received upon exercise of options																							$ 38
Reorganization descriptions																						Following the 2014 Reorganization no more options may be granted under the 2008 Plan. The final option grant under the 2008 Plan was made on May 27, 2014.
Stock-based compensation expense related to stock options																		$ 1,900	$ 1,400	$ 2,500	$ 3,600
Estimated fair value issuance																				$ 6.5
Outstanding accrued interest and prepayment premium conversion, converted amount																				$ 17,934
Time Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate																				22.00%
Two Thousand Eight Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance under the plan										24,565,450
Options vesting period										3 years
Options expire period										10 years
Outstanding options, cancelled			20,307,149
Pricing model																						Black-Scholes
Share-based compensation																						$ 1,883	$ 2,304
Plan termination date																						Mar. 07, 2016
Grant date fair value																							$ 0.07
Shares granted during period																						0
Cash received upon exercise of options																							$ 38
Shares, Exercised																						0	98,089
Two Thousand Eight Equity Plan [Member] | Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
Two Thousand Fourteen Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expire period																						10 years
Pricing model																						Black-Scholes
Share-based compensation																						$ 3,542	$ 2,482
Plan termination date																						May 03, 2016
Grant date fair value																						$ 8.81	$ 7.58
Unrecognized share-based compensation expense											$ 1,731											$ 1,731
Unrecognized share-based compensation expense period to recognize																						1 year 3 months 15 days
Shares, Exercised																						0	0
Stock-based compensation expense related to stock options																		$ 1,600
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	83,120
Exercise Price	$ 5.00
Capital Royalty Partners Term Loan [Member] | Secured Debt [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount																	$ 16,500
Capital Royalty Partners Term Loan [Member] | Notes Payable, Other Payables [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt extinguished	$ 700
Converted amount	$ 1,400
Series D Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted		1,416,422
Preferred stock, shares outstanding											1,340,865											1,340,865
Number of Shares		3,750
Series D Preferred Stock [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares															3,750
Exercise Price															$ 10.00
Remaining life of warrants															9 years 1 month 28 days
Series D Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized																							4,500,000
Number of Shares issued							1,560,976	548,780	2,195,122						85,000	195,122
Gross proceeds from issuance of preferred stock							$ 15,600	$ 5,400	$ 22,000						$ 850	$ 1,951
Series D Preferred Stock [Member] | Payment in Kind (PIK) Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted					3,001,526	514,321
Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized				32,000,000
Number of Shares issued				4,655,430							2,009,631	2,215,462	2,614,767
Gross proceeds from issuance of preferred stock				$ 5,800							$ 2,512	$ 2,768	$ 3,268
Number of shares converted	27,665,645
Preferred stock, shares authorized				32,000,000									9,600,000
Conversion to Common Stock, shares											479,417	528,522	623,779
Series AB Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued				4,655,430
Gross proceeds from issuance of preferred stock				$ 5,800													$ 1,600					$ 7,400
Number of shares issued upon exercise of warrants																	5,900,000
Series AB Preferred Stock [Member] | Private Placement [Member] | Period 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares	1,110,613
Series AB Preferred Stock [Member] | Private Placement [Member] | Warrant Exercises [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares	1,407,476
Series AB Preferred Stock [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount																				$ 2,100
Number of shares issued upon conversion of debt																				1,660,530
Series AB Preferred Stock [Member] | Capital Royalty Partners Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares				16,000,000
Exercise Price				$ 1.25
Series AB Preferred Stock [Member] | Capital Royalty Partners Term Loan [Member] | Secured Debt [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 16,500
Number of shares issued upon conversion of debt	8,609,824																8,609,824
Series AB Preferred Stock [Member] | Capital Royalty Partners Term Loan [Member] | Notes Payable, Other Payables [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 2,100
Series AA Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued														12,145,168
Gross proceeds from issuance of preferred stock														$ 15,181
Number of shares converted		2,041,376			5,615,632
Preferred stock, shares outstanding											6,529,536											6,529,536
Preferred stock, shares authorized														16,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued																						1,631,738
Conversion to Common Stock, shares	1,110,613
Proceeds from private placement	$ 24,000
Proceeds from private placement	$ 25,000
Recapitalization for reverse merger, shares	1,000,004																			1,000,004
Common Stock [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from private placement	$ 20,000
Common Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued	5,000,000																			5,079,000
Share price	$ 5.00
Common Stock [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares																				396,201
Common Stock [Member] | Capital Royalty Partners Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares				3,816,960
Common Stock [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted	2,053,959
Common Stock [Member] | Capital Royalty Partners Term Loan [Member] | Secured Debt [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted	4,649,859
Common Stock [Member] | Capital Royalty Partners Term Loan [Member] | Notes Payable, Other Payables [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion to Common Stock, shares	396,201
Number of shares issued upon conversion of debt	1,660,530
Common Stock [Member] | Series AB Preferred Stock [Member] | Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted																	2,053,959
Common Stock [Member] | Series AB Preferred Stock [Member] | Capital Royalty Partners Term Loan [Member] | Secured Debt [Member] | Restructured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted																	4,649,859